Related Party Transactions - Schedule of Related Party Transactions (Parenthetical) (Details)										12 Months Ended
	Dec. 29, 2020	Oct. 27, 2020	Oct. 09, 2020	Oct. 01, 2020	Jun. 01, 2020	Mar. 13, 2020	Feb. 20, 2020	May 23, 2019	Apr. 01, 2019	Mar. 31, 2021
Infosys Technologies (Australia) Pty. Limited (Infosys Australia)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Liquidation effective date										Nov. 17, 2019
Infosys CIS LLC
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Liquidation effective date										Jan. 28, 2021
Brilliant Basics (MENA) DMCC
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Liquidation effective date										Jul. 17, 2020
HIPUS Co., Ltd (formerly Hitachi procurement Service Co. Ltd)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Voting interest in subsidiary									81.00%
Infosys Fluido U.K., Ltd. (formerly Simplus U.K, Ltd)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Voting interest in subsidiary					100.00%
Stater N.V.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Voting interest in subsidiary								75.00%
Infosys Fluido Ireland, Ltd. (formerly Simplus Ireland, Ltd)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Voting interest in subsidiary					100.00%
Infosys Tecnologia DO Brasil LTDA. (Infosys Brasil)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Merger effective date										Oct. 01, 2019
Infosys Limited Bulgaria
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Incorporation effective date										Sep. 11, 2020
Outbox systems Inc. dba Simplus (US)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Voting interest in subsidiary						100.00%
GuideVision s.r.o.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Voting interest in subsidiary				100.00%
Infosys Consulting Sp. z.o.o
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Liquidation effective date										Oct. 31, 2019
Voting interest in subsidiary							100.00%
Kaleidoscope Animations
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Voting interest in subsidiary			100.00%
Infosys Consulting Sp Zoo Formerly Lodestone Management Consultants Sp Zoo
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Merger effective date										Oct. 21, 2020
Beringer Commerce Inc
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Voting interest in subsidiary		100.00%
Beringer Capital Digital Group Inc
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Voting interest in subsidiary		100.00%
Lodestone Management Consultants Portugal, Unipessoal, Lda.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Liquidation effective date										Nov. 19, 2020
Infosys BPM UK Limited.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Incorporation effective date										Dec. 09, 2020
Fluido Newco AB
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Merger effective date										Dec. 18, 2020
Stater Deutschland Verwaltungs-GmbH
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Merger effective date										Dec. 18, 2020
Stater Deutschland GmbH & Co. KG
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Merger effective date										Dec. 18, 2020
Stater Duitsland B.V.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Merger effective date										Dec. 23, 2020
Stater Belgium N.V./S.A.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Voting interest in subsidiary	28.01%
Infosys Turkey Bilgi Teknolojikeri Limited Sirketi
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Incorporation effective date										Dec. 30, 2020
Kallidus Inc
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Liquidation effective date										Mar. 09, 2021
Infosys Germany Holding GmbH
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Incorporation effective date										Mar. 23, 2021
Infosys Limited and Infosys Germany Holding GmbH
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Incorporation effective date										Mar. 28, 2021